Cash and Investments - Assets pledged to third parties (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets pledged to third parties
Cash and Investments
Financial assets pledged as collateral	$ 8,523.9	$ 8,555.9
Regulatory deposits
Cash and Investments
Financial assets pledged as collateral	6,714.4	6,701.0
Security for reinsurance and other
Cash and Investments
Financial assets pledged as collateral	$ 1,809.5	$ 1,854.9